REVERSE STOCK SPLIT (Details Narrative) - $ / shares	Jan. 19, 2023	Jan. 18, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001
Stockholders equity, reverse stock split, description	1-for-40 reverse split	at a ratio of one (1) share of common stock for every forty (40) shares of common stock (the “Reverse Stock Split”). The Company filed an Amendment to Articles of Incorporation (the “Amendment”) with the Secretary of State of the State of Nevada to effectuate the Reverse Stock Split on January 9, 2023. On September 26, 2022, the Board of Directors of the Company and approximately 71% of the shareholders of the Company approved a reverse stock split in the range of 1:10 – 1:125. On January 6, 2023 the reverse split ratio was fixed at 1:40, by the unanimous vote of the Board of Directors and approval by approximately 71% of the Company’s shareholders. The Reverse Stock Split was effective as of the opening of trading on January19, 2023 (the “Effective Time”) and the Company’s common stock continued trading on the OTCQB market on a post-split basis when the market opened on January 19, 2023 under the symbol “CETYD” for 20 days after which time the symbol will revert to “CETY.” Fractional shares will not be issued and the final number of shares will be rounded up to the next whole share.